INTEGRITY FUND OF FUNDS, INC.
FUND SUMMARY
Investment Objective
The Fund seeks long-term capital appreciation and growth of income.
Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/ShareholderFees column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if _S000011863_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/AnnualFundOperatingExpenses column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if _S000011863_Member * ~&lt;/div&gt;

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/ExpenseExample column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if _S000011863_Member * ~&lt;/div&gt;

You would pay the following expenses if you did not redeem your shares:
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/ExpenseExampleNoRedemption column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if _S000011863_Member * ~&lt;/div&gt;

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.50% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified group of other registered open-end investment companies and exchange-traded funds ("ETFs") that, in turn, invest principally in equity securities, including domestic and foreign common and preferred stocks. The Fund invests in approximately 15 to 50 underlying funds that its investment adviser, Viking Fund Management, LLC (the "Investment Adviser") believes will advance the objective of the Fund. In selecting underlying funds, the Investment Adviser considers the underlying funds' objectives, policies, performance, and management as well as their overall operations (such as size, fees and expenses, and services). The Fund normally invests in underlying funds that, based on such funds' disclosure documents, constitute growth, aggressive growth, or growth-income funds; invest in companies with a market capitalization of over $500 million and invest a portion of their assets in fixed-income securities that are investment grade quality; and have had favorable performance returns compared to other similar funds and market indices. The Investment Adviser may sell a portfolio security if revised economic forecasts or interest rate outlook requires a repositioning of the portfolio; the security subsequently fails to meet the Investment Adviser's investment criteria; a more attractive security is found or portfolio assets are needed for another purpose; or the Investment Adviser believes that the security has reached its appreciation potential.
Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The assets of the Fund are invested in other investment companies, so the investment performance and risks of the Fund are directly related to the investment performance and risks of the underlying funds held. The risks of the underlying funds include market risk (which is the risk that a particular stock, an industry, or stocks in general may fall in value), interest rate risk (which is the risk that the value of an underlying fund’s portfolio will decline because of rising market interest rates), income risk (which is the risk that the income from an underlying fund’s portfolio will decline because of falling market interest rates), credit risk (which is the risk that an issuer of a debt security is unable or unwilling to meet its obligation to make interest and principal payments in a timely manner), inflation risk (which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money) and, to the extent that the Fund invests in underlying funds that invest in foreign securities, foreign investment risks (which include certain risks that are not typically associated with investing in domestic securities, such as changes in currency rates and political developments, less regulation, and less information). The Fund also bears the risks that the underlying funds may not perform as well as the general market and that the value of the Fund’s assets and income from investments may decrease as inflation increases. The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds held to meet their objectives as well as the allocation among those underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved.

A basic risk associated with the Fund relates to the emphasis placed on the judgment of the Investment Adviser in assembling the portfolios of underlying funds. The reliance on the Investment Adviser's judgment exposes the investor to the risk that the Investment Adviser could be incorrect in its evaluations and assumptions and as a result may make allocation decisions that may not prove profitable.

The Fund and the underlying funds have transactional and operating expenses. An investor in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also the similar expenses of the funds in which the Fund invests. By investing in other mutual funds, the Fund incurs greater expenses than you would incur if you invested directly in mutual funds.

The value of the underlying funds’ investments, and net asset value ("NAV") of both the underlying funds’ and the Fund’s shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the underlying funds invest. The performance of each underlying fund also will depend on whether the underlying fund’s investment adviser is successful in pursuing the underlying fund’s investment strategy. In addition, the investment advisers of the underlying funds may simultaneously pursue inconsistent investment strategies.

If an underlying fund invests in options and/or futures including stock index futures or options on stock indices or on stock index futures, its participation in these strategies would subject the underlying fund’s portfolio to certain risks. If the underlying fund investment adviser’s predictions of movements in the direction of the stock, currency, or interest rate markets are inaccurate, the adverse consequences to the underlying fund (e.g., a reduction in the underlying fund’s net asset value or a reduction in the amount of income available for distribution) may leave the underlying fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or indices being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options (options negotiated with dealers) and there is no secondary market for these investments.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund’s performance from year to year. The table below shows the Fund’s average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Prior to August 1, 2009, the Fund was managed by Integrity Money Management, Inc. Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. However, the Fund’s lead portfolio manager was previously an employee of Integrity Money Management, Inc. and is currently an employee of Viking Fund Management, LLC.

The bar chart and highest/lowest quarterly returns that follow do not reflect the Fund’s contingent deferred sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year (bar chart)
 &lt;div style="display:none;" &gt;~ http://integrityvikingfunds.com/role/AnnualTotalReturnsBarChart column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact if _S000011863_Member * ~&lt;/div&gt;

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.78% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.43% (quarter ended December 31, 2008).
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns (for the periods ended December 31, 2010)
~ http://integrityvikingfunds.com/role/AverageAnnualTotalReturns row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact if _S000011863_Member * ~ Rows and columns are reversed here due to transposition

Shareholder Fees (INTEGRITY FUND OF FUNDS, INC.)	12 Months Ended
May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (INTEGRITY FUND OF FUNDS, INC.)	12 Months Ended
May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Annual Fund Operating Expenses
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.31%
Miscellaneous Expenses	1.06%
Service Fees	0.25%
Acquired Fund Fees and Expenses	0.74% [1]
Total Annual Fund Operating Expenses	2.95%
Fee Waivers and Expense Reimbursements	(0.56%) [2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.39%

[1]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.65% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Directors.

Expense Example (INTEGRITY FUND OF FUNDS, INC., USD $)	12 Months Ended
May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Example
1 Year	$ 545
3 Years	1,196
5 Years	1,613
10 Years	$ 3,746

Expense Example, No Redemption (INTEGRITY FUND OF FUNDS, INC., USD $)	12 Months Ended
May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Expense Example, No Redemption
1 Year	$ 245
3 Years	896
5 Years	1,613
10 Years	$ 3,746

Annual Total Returns (Bar Chart) (INTEGRITY FUND OF FUNDS, INC.)	12 Months Ended
May 01, 2011
INTEGRITY FUND OF FUNDS, INC.
Annual Total Returns
2001	(21.54%)
2002	(21.18%)
2003	28.66%
2004	9.39%
2005	7.21%
2006	14.12%
2007	6.85%
2008	(38.45%)
2009	32.03%
2010	11.77%

Average Annual Total Returns (INTEGRITY FUND OF FUNDS, INC.)	12 Months Ended
May 01, 2011
Return Before Taxes
Average Annual Total Returns
Label	Return Before Taxes
1 Year	8.78%
5 Years	2.06%
10 Years	0.33%
Since Inception	4.60%
Inception Date	Jan 3, 1995
Return After Taxes On Distributions
Average Annual Total Returns
Column	Return After Taxes
Label	On Distributions
1 Year	8.78%
5 Years	2.04%
10 Years	0.32%
Since Inception	3.88%
Inception Date	Jan 3, 1995
Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Return After Taxes
Label	On Distributions and Sale of Fund Shares
1 Year	13.46%
5 Years	1.76%
10 Years	0.28%
Since Inception	3.74%
Inception Date	Jan 3, 1995
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.41%
Since Inception	8.47%
Inception Date	Jan 3, 1995

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUND OF FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000931757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
INTEGRITY FUND OF FUNDS, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and growth of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund	if931757_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Miscellaneous Expenses	rr_Component1OtherExpensesOverAssets	1.06%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.39%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	545
3 Years	rr_ExpenseExampleYear03	1,196
5 Years	rr_ExpenseExampleYear05	1,613
10 Years	rr_ExpenseExampleYear10	3,746
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
1 Year	rr_ExpenseExampleNoRedemptionYear01	245
3 Years	rr_ExpenseExampleNoRedemptionYear03	896
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,613
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,746
Portfolio Turnover	if931757_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.50%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified group of other registered open-end investment companies and exchange-traded funds ("ETFs") that, in turn, invest principally in equity securities, including domestic and foreign common and preferred stocks. The Fund invests in approximately 15 to 50 underlying funds that its investment adviser, Viking Fund Management, LLC (the "Investment Adviser") believes will advance the objective of the Fund. In selecting underlying funds, the Investment Adviser considers the underlying funds' objectives, policies, performance, and management as well as their overall operations (such as size, fees and expenses, and services). The Fund normally invests in underlying funds that, based on such funds' disclosure documents, constitute growth, aggressive growth, or growth-income funds; invest in companies with a market capitalization of over $500 million and invest a portion of their assets in fixed-income securities that are investment grade quality; and have had favorable performance returns compared to other similar funds and market indices. The Investment Adviser may sell a portfolio security if revised economic forecasts or interest rate outlook requires a repositioning of the portfolio; the security subsequently fails to meet the Investment Adviser's investment criteria; a more attractive security is found or portfolio assets are needed for another purpose; or the Investment Adviser believes that the security has reached its appreciation potential.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in a diversified group of other registered open-end investment companies and exchange-traded funds ("ETFs") that, in turn, invest principally in equity securities, including domestic and foreign common and preferred stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The assets of the Fund are invested in other investment companies, so the investment performance and risks of the Fund are directly related to the investment performance and risks of the underlying funds held. The risks of the underlying funds include market risk (which is the risk that a particular stock, an industry, or stocks in general may fall in value), interest rate risk (which is the risk that the value of an underlying fund’s portfolio will decline because of rising market interest rates), income risk (which is the risk that the income from an underlying fund’s portfolio will decline because of falling market interest rates), credit risk (which is the risk that an issuer of a debt security is unable or unwilling to meet its obligation to make interest and principal payments in a timely manner), inflation risk (which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money) and, to the extent that the Fund invests in underlying funds that invest in foreign securities, foreign investment risks (which include certain risks that are not typically associated with investing in domestic securities, such as changes in currency rates and political developments, less regulation, and less information). The Fund also bears the risks that the underlying funds may not perform as well as the general market and that the value of the Fund’s assets and income from investments may decrease as inflation increases. The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds held to meet their objectives as well as the allocation among those underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved.

A basic risk associated with the Fund relates to the emphasis placed on the judgment of the Investment Adviser in assembling the portfolios of underlying funds. The reliance on the Investment Adviser's judgment exposes the investor to the risk that the Investment Adviser could be incorrect in its evaluations and assumptions and as a result may make allocation decisions that may not prove profitable.

The Fund and the underlying funds have transactional and operating expenses. An investor in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also the similar expenses of the funds in which the Fund invests. By investing in other mutual funds, the Fund incurs greater expenses than you would incur if you invested directly in mutual funds.

The value of the underlying funds’ investments, and net asset value ("NAV") of both the underlying funds’ and the Fund’s shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the underlying funds invest. The performance of each underlying fund also will depend on whether the underlying fund’s investment adviser is successful in pursuing the underlying fund’s investment strategy. In addition, the investment advisers of the underlying funds may simultaneously pursue inconsistent investment strategies.

If an underlying fund invests in options and/or futures including stock index futures or options on stock indices or on stock index futures, its participation in these strategies would subject the underlying fund’s portfolio to certain risks. If the underlying fund investment adviser’s predictions of movements in the direction of the stock, currency, or interest rate markets are inaccurate, the adverse consequences to the underlying fund (e.g., a reduction in the underlying fund’s net asset value or a reduction in the amount of income available for distribution) may leave the underlying fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or indices being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options (options negotiated with dealers) and there is no secondary market for these investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	if931757_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund’s performance from year to year. The table below shows the Fund’s average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Prior to August 1, 2009, the Fund was managed by Integrity Money Management, Inc. Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. However, the Fund’s lead portfolio manager was previously an employee of Integrity Money Management, Inc. and is currently an employee of Viking Fund Management, LLC.

The bar chart and highest/lowest quarterly returns that follow do not reflect the Fund’s contingent deferred sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year. The table below shows the Fund’s average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect the Fund’s contingent deferred sales charges, and if these charges were reflected, the returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year (bar chart)
2001	rr_AnnualReturn2001	(21.54%)
2002	rr_AnnualReturn2002	(21.18%)
2003	rr_AnnualReturn2003	28.66%
2004	rr_AnnualReturn2004	9.39%
2005	rr_AnnualReturn2005	7.21%
2006	rr_AnnualReturn2006	14.12%
2007	rr_AnnualReturn2007	6.85%
2008	rr_AnnualReturn2008	(38.45%)
2009	rr_AnnualReturn2009	32.03%
2010	rr_AnnualReturn2010	11.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 18.78% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.43% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
INTEGRITY FUND OF FUNDS, INC. | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.78%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
INTEGRITY FUND OF FUNDS, INC. | Return After Taxes On Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return After Taxes
Label	rr_AverageAnnualReturnLabel	On Distributions
1 Year	rr_AverageAnnualReturnYear01	8.78%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	0.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
INTEGRITY FUND OF FUNDS, INC. | Return After Taxes On Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Return After Taxes
Label	rr_AverageAnnualReturnLabel	On Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.46%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995
INTEGRITY FUND OF FUNDS, INC. | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1995

[1]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2012 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and Acquired Fund Fees and Expenses) do not exceed 1.65% of the Fund's average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 30, 2012 with the approval of the Fund's Board of Directors.